Earnings per share - Earnings per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Weighted average common shares outstanding during the period - shares used for basic earnings per common share	3,369	3,342	3,318
Common shares issuable under share based payment plans which are potentially dilutive	1	1	2
Common shares used for diluted earnings per common share	3,370	3,343	3,320
Net income	$ 257	$ 1,763	$ 5,119
Earnings per common share:
Earnings per common share-basic	$ .08	$ 0.53	$ 1.54
Earnings per common share-diluted	$ .08	$ 0.53	$ 1.54